CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions		3 Months Ended											12 Months Ended
		Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Transmission revenues		$ 112	[1]	$ 111	$ 103	$ 101	$ 111		$ 110	$ 96	$ 97	$ 114	$ 426	[1]	$ 417	[1]	$ 410	[1]
Equity earnings (Note 4)		36	[1]	22	22	20	33		34	17	15	31	97	[1]	97	[1]	88	[1]
Operation and maintenance expenses	[1]	(14)					(12)						(58)		(61)		(61)
Property taxes	[1]	(7)					(7)						(27)		(27)		(28)
General and administrative	[1]	(2)					(2)						(7)		(9)		(9)
Depreciation	[1]	(24)					(23)						(96)		(95)		(96)
Financial charges and other (Note 13)	[1]	(17)					(18)						(71)		(63)		(61)
Net income before taxes	[1]	84					82						264		60		243
Income taxes (Note 17)	[1]	(1)					(1)						(1)		(2)		(2)
Net Income		83	[1]	65	60	57	81		(124)	54	47	81	263	[1]	58	[1]	241	[1]
Net income attributable to non-controlling interests	[1]	6					7						15		21		46
Net income attributable to controlling interests		77	[1]	61	58	55	74		(128)	52	46	67	248	[1]	37	[1]	195	[1]
Net income attributable to controlling interest allocation (Note 7)
General Partner	[1]	3					2						11		3		4
TransCanada, as former parent of PNGTS	[1]	2					1						26		36		23
Net income		77	[1]	$ 61	$ 58	$ 55	74		$ (128)	$ 52	$ 46	$ 67	248	[1]	37	[1]	195	[1]
Common units
Net income attributable to controlling interest allocation (Note 7)
Limited partners	[1]	$ 72					$ 71						$ 211		$ (2)		$ 168
Net income (loss) per common unit (Note 7) - basic (in dollars per unit)		$ 1.05	[1],[2]	$ 0.70	$ 0.65	$ 0.76	$ 1.10	[2]	$ (2.27)	$ 0.70	$ 0.66	$ 0.88	$ 3.21	[1]	$ (0.03)	[1]	$ 2.67	[1]
Net income (loss) per common unit (Note 7) - diluted (in dollars per unit)		$ 1.05	[1],[2]				$ 1.10	[1],[2]					$ 3.21		$ (0.03)		$ 2.67
Weighted average common units outstanding - basic (in units)	[1]	68.3					64.4						65.7		63.9		62.7
Weighted average common units outstanding - diluted (in units)		68.3	[1]				64.4	[1]					65.7		63.9		62.7
Common units outstanding, end of year (in units)	[1]	68.6		67.4			64.7		64.3				67.4		64.3		63.6

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
[2]	Net income per common unit prior to recast (Refer to Note 2).